Cash Flow Information (Cash Payments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash payments:
Interest	¥ 75,013	¥ 71,280	¥ 77,321
Income taxes, net	¥ 181,854	¥ 50,813	¥ 31,046